Annual Total Returns- Alger Capital Appreciation Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Capital Appreciation Fund - Z - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.69%)	18.27%	35.31%	13.50%	6.56%	0.66%	31.69%	(0.66%)	33.62%	42.08%